GROUP STRUCTURE (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Group Structure
At the beginning of the year	$ 993	$ 672	$ 902
Dividends	(70)	(8)
Increases	1	39	1
Capital contribution	44
Share repurchase		(37)
Sale of equity interests		(38)	(58)
Decrease due to obtained control		(76)
Profit from sale/acquisition of equity interest		16	3
Share of profit (loss)	142	146	(2)
Exchange differences on translation	(51)	279	(174)
At the end of the year	$ 1,059	$ 993	$ 672